OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure Other Long Term Liabilities [Abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS
The company’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2025	2024
Restricted cash	21	$60	$46
Long-term receivables		80	65
Other		48	23
		$188	$134
At December 31, 2025 and 2024, restricted cash was held primarily to satisfy operations and maintenance reserve requirements, lease payments and credit agreements.